Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period				$ 127,827
Purchase of shares, Amount	$ (2,400)		$ (5,400)
Balance at end of period	$ 127,015	$ 125,394	$ 127,015	$ 127,015	$ 125,394
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	369	313		0	213
Purchase of shares, Number of shares	18,436	33,496		67,352	112,437
Sale of shares, Number of shares	(18,691)	(32,900)		(67,238)	(111,741)
Ending balance, Number of shares	114	909	114	114	909
Balance at beginning of period	$ (60)	$ (26)		$ 0	$ (17)
Purchase of shares, Amount	(2,949)	(3,222)		(9,162)	(9,606)
Sale of shares, Amount	2,990	3,156		9,143	9,531
Balance at end of period	(19)	(92)	$ (19)	(19)	(92)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 12,875	$ 10,788	$ 12,875	$ 12,875	$ 10,788
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	25	141		29	163
Purchase of shares, Number of shares	1,671	705		2,240	4,147
Sale of shares, Number of shares	(1,595)	(779)		(2,168)	(4,243)
Ending balance, Number of shares	101	67	101	101	67
Balance at beginning of period	$ (14)	$ (28)		$ (4)	$ (18)
Purchase of shares, Amount	(2,022)	(73)		(2,537)	(1,460)
Sale of shares, Amount	1,990	99		2,495	1,476
Balance at end of period	$ (46)	$ (2)	$ (46)	$ (46)	$ (2)